Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Successor [Member]
CURRENT ASSETS:
Cash	$ 6,611,221	$ 4,821,869
Accounts receivable, net	848,580	414,254
Amount due from related parties
Inventory	221,084	336,825
Other current assets	197,525	74,412
Total current assets	7,878,410	5,647,360
NON-CURRENT ASSETS:
Property and equipment, net	14,551	10,979
Intangible asset, net	288,000	312,000
Goodwill	16,999	16,999
Total non-current assets	319,550	339,978
TOTAL ASSETS	8,197,960	5,987,338
CURRENT LIABILITIES:
Accounts payable	63,870	48,241
Accrued expenses and other payables	111,516	49,867
Advance from customers	181,476	1,466,982
Income tax payable	344,742	80,782
Amount due to director and other related parties	12,870	12,870
Total current liabilities	714,474	1,658,742
NON-CURRENT LIABILITIES:
Deferred tax liability, net	47,520	51,480
TOTAL LIABILITIES	761,994	1,710,222
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 623,600,000 and 400,000,000 shares issued and outstanding as of December 31, 2017 and March 31, 2017, respectively Common stock of predecessor, $1.00 par value, 1 shares authorized, 1 shares issued and outstanding as of March 31, 2016	6,236,000	4,000,000
Additional paid-in capital
Retained earnings	1,199,966	277,116
Total stockholders' equity	7,435,966	4,277,116
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,197,960	$ 5,987,338
Predecessor [Member]
CURRENT ASSETS:
Cash			$ 248,912
Accounts receivable, net
Amount due from related parties			10,881,588
Inventory			198,667
Other current assets			208,856
Total current assets			11,538,023
NON-CURRENT ASSETS:
Property and equipment, net
Intangible asset, net
Goodwill
Total non-current assets
TOTAL ASSETS			11,538,023
CURRENT LIABILITIES:
Accounts payable			1,003,455
Accrued expenses and other payables			14,783
Advance from customers
Income tax payable			3,557
Amount due to director and other related parties			10,469,265
Total current liabilities			11,491,060
NON-CURRENT LIABILITIES:
Deferred tax liability, net
TOTAL LIABILITIES			11,491,060
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 623,600,000 and 400,000,000 shares issued and outstanding as of December 31, 2017 and March 31, 2017, respectively Common stock of predecessor, $1.00 par value, 1 shares authorized, 1 shares issued and outstanding as of March 31, 2016			1
Additional paid-in capital			31,200
Retained earnings			15,762
Total stockholders' equity			46,963
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY			$ 11,538,023